PIMCO Variable Insurance Trust

Supplement Dated March 31, 2017 to the Administrative Class Prospectus

dated April 29, 2016, as supplemented from time to time (the “Prospectus”)

Effective immediately, the following is added after the second paragraph in the “Administrative Class Shares—Additional Payments” section:

In addition, the Distributor, PIMCO and their affiliates may from time to time make payments and provide other incentives to insurance companies as compensation for services such as providing the Portfolios with a higher profile for the insurance companies’ financial advisors and their customers or otherwise identifying the Portfolios as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the insurance companies’ financial advisors (including through the insurance companies’ intranet websites) in order to promote the Portfolios, promotions in communications with current and prospective Variable Contract owners such as in the insurance companies’ internet websites or in customer newsletters, providing assistance in training and educating the insurance companies’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from company to company. These payments may be significant to the insurance companies.

A number of factors will be considered in determining the amount of these additional payments to insurance companies. The Distributor, PIMCO and their affiliates may make payments to one or more insurance companies based upon factors such as the amount of assets an insurance companies’ accounts have invested in the Portfolios and the quality of the insurance company’s relationship with the Distributor, PIMCO and their affiliates.

The additional payments described above are made from the Distributor’s or PIMCO’s (or their affiliates’) own assets (and sometimes, therefore referred to as “revenue sharing”) pursuant to agreements with insurance companies or other financial firms and do not change the price paid by an insurance company’s separate account for the purchase of a Portfolio’s shares or the amount a Portfolio will receive as proceeds from such sales. These payments may be made to insurance companies (as selected by the Distributor) that have invested significant amounts in shares of the Portfolios. The level of payments made to a financial firm in any future year will vary.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP1_033117

PIMCO Variable Insurance Trust

Supplement Dated March 31, 2017 to the Institutional Class Prospectus

dated April 29, 2016, as supplemented from time to time (the “Prospectus”)

Effective immediately, the following is added after the second paragraph in the “Institutional Class Shares—Additional Payments” section:

In addition, the Distributor, PIMCO and their affiliates may from time to time make payments and provide other incentives to insurance companies as compensation for services such as providing the Portfolios with a higher profile for the insurance companies’ financial advisors and their customers or otherwise identifying the Portfolios as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the insurance companies’ financial advisors (including through the insurance companies’ intranet websites) in order to promote the Portfolios, promotions in communications with current and prospective Variable Contract owners such as in the insurance companies’ internet websites or in customer newsletters, providing assistance in training and educating the insurance companies’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from company to company. These payments may be significant to the insurance companies.

A number of factors will be considered in determining the amount of these additional payments to insurance companies. The Distributor, PIMCO and their affiliates may make payments to one or more insurance companies based upon factors such as the amount of assets an insurance companies’ accounts have invested in the Portfolios and the quality of the insurance company’s relationship with the Distributor, PIMCO and their affiliates.

The additional payments described above are made from the Distributor’s or PIMCO’s (or their affiliates’) own assets (and sometimes, therefore referred to as “revenue sharing”) pursuant to agreements with insurance companies or other financial firms and do not change the price paid by an insurance company’s separate account for the purchase of a Portfolio’s shares or the amount a Portfolio will receive as proceeds from such sales. These payments may be made to insurance companies (as selected by the Distributor) that have invested significant amounts in shares of the Portfolios. The level of payments made to a financial firm in any future year will vary.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP2_033117

PIMCO Variable Insurance Trust

Supplement Dated March 31, 2017 to the Advisor Class and Class M Prospectus

dated April 29, 2016, as supplemented from time to time (the “Prospectus”)

Effective immediately, the following is added after the second paragraph in the “Advisor Class and Class M Shares—Additional Payments” section:

In addition, the Distributor, PIMCO and their affiliates may from time to time make payments and provide other incentives to insurance companies as compensation for services such as providing the Portfolios with a higher profile for the insurance companies’ financial advisors and their customers or otherwise identifying the Portfolios as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the insurance companies’ financial advisors (including through the insurance companies’ intranet websites) in order to promote the Portfolios, promotions in communications with current and prospective Variable Contract owners such as in the insurance companies’ internet websites or in customer newsletters, providing assistance in training and educating the insurance companies’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from company to company. These payments may be significant to the insurance companies.

A number of factors will be considered in determining the amount of these additional payments to insurance companies. The Distributor, PIMCO and their affiliates may make payments to one or more insurance companies based upon factors such as the amount of assets an insurance companies’ accounts have invested in the Portfolios and the quality of the insurance company’s relationship with the Distributor, PIMCO and their affiliates.

The additional payments described above are made from the Distributor’s or PIMCO’s (or their affiliates’) own assets (and sometimes, therefore referred to as “revenue sharing”) pursuant to agreements with insurance companies or other financial firms and do not change the price paid by an insurance company’s separate account for the purchase of a Portfolio’s shares or the amount a Portfolio will receive as proceeds from such sales. These payments may be made to insurance companies (as selected by the Distributor) that have invested significant amounts in shares of the Portfolios. The level of payments made to a financial firm in any future year will vary.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP3_033117

PIMCO Variable Insurance Trust

Supplement Dated March 31, 2017 to the PIMCO All Asset Portfolio Administrative Class Prospectus, PIMCO All Asset All Authority Portfolio Administrative Class Prospectus, PIMCO Balanced Allocation Portfolio Administrative Class Prospectus, PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class Prospectus, PIMCO Emerging Markets Bond Portfolio Administrative Class Prospectus, PIMCO Foreign Bond Portfolio (Unhedged) Administrative Class Prospectus, PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class Prospectus, PIMCO Global Core Bond (Hedged) Portfolio Administrative Class Prospectus, PIMCO Global Bond Portfolio (Unhedged) Administrative Class Prospectus, PIMCO Global Diversified Allocation Portfolio Administrative Class Prospectus, PIMCO Global Multi-Asset Managed Allocation Portfolio Administrative Class Prospectus, PIMCO High Yield Portfolio Administrative Class Prospectus, PIMCO Income Portfolio Administrative Class Prospectus, PIMCO Long-Term U.S. Government Portfolio Administrative Class Prospectus, PIMCO Low Duration Portfolio Administrative Class Prospectus, PIMCO Real Return Portfolio Administrative Class Prospectus, PIMCO Short-Term Portfolio Administrative Class Prospectus, PIMCO Total Return Portfolio Administrative Class Prospectus and PIMCO Unconstrained Bond Portfolio Administrative Class Prospectus, each dated April 29, 2016, each as supplemented from time to time (the “Prospectuses”)

Effective immediately, the following is added after the second paragraph in the “Administrative Class Shares—Additional Payments” section:

In addition, the Distributor, PIMCO and their affiliates may from time to time make payments and provide other incentives to insurance companies as compensation for services such as providing the Portfolio with a higher profile for the insurance companies’ financial advisors and their customers or otherwise identifying the Portfolio as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the insurance companies’ financial advisors (including through the insurance companies’ intranet websites) in order to promote the Portfolio, promotions in communications with current and prospective Variable Contract owners such as in the insurance companies’ internet websites or in customer newsletters, providing assistance in training and educating the insurance companies’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from company to company. These payments may be significant to the insurance companies.

A number of factors will be considered in determining the amount of these additional payments to insurance companies. The Distributor, PIMCO and their affiliates may make payments to one or more insurance companies based upon factors such as the amount of assets an insurance companies’ accounts have invested in the Portfolio and the quality of the insurance company’s relationship with the Distributor, PIMCO and their affiliates.

The additional payments described above are made from the Distributor’s or PIMCO’s (or their affiliates’) own assets (and sometimes, therefore referred to as “revenue sharing”) pursuant to agreements with insurance companies or other financial firms and do not change the price paid by an insurance company’s separate account for the purchase of the Portfolio’s shares or the amount the Portfolio will receive as proceeds from such sales. These payments may be made to insurance companies (as selected by the Distributor) that have invested significant amounts in shares of the Portfolio. The level of payments made to a financial firm in any future year will vary.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP4_033117

PIMCO Variable Insurance Trust

Supplement Dated March 31, 2017 to the PIMCO All Asset Portfolio Institutional Class Prospectus, PIMCO All Asset All Authority Portfolio Institutional Class Prospectus, PIMCO CommodityRealReturn® Strategy Portfolio Institutional Class Prospectus, PIMCO Emerging Markets Bond Portfolio Institutional Class Prospectus, PIMCO Foreign Bond Portfolio (Unhedged) Institutional Class Prospectus, PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class Prospectus, PIMCO Global Core Bond (Hedged) Portfolio Institutional Class Prospectus, PIMCO Global Bond Portfolio (Unhedged) Institutional Class Prospectus, PIMCO Global Multi-Asset Managed Allocation Portfolio Institutional Class Prospectus, PIMCO High Yield Portfolio Institutional Class Prospectus, PIMCO Income Portfolio Institutional Class Prospectus, PIMCO Long-Term U.S. Government Portfolio Institutional Class Prospectus, PIMCO Low Duration Portfolio Institutional Class Prospectus, PIMCO Real Return Portfolio Institutional Class Prospectus, PIMCO Short-Term Portfolio Institutional Class Prospectus, PIMCO Total Return Portfolio Institutional Class Prospectus and PIMCO Unconstrained Bond Portfolio Institutional Class Prospectus, each dated April 29, 2016, each as supplemented from time to time (the “Prospectuses”)

Effective immediately, the following is added after the second paragraph in the “Institutional Class Shares—Additional Payments” section:

In addition, the Distributor, PIMCO and their affiliates may from time to time make payments and provide other incentives to insurance companies as compensation for services such as providing the Portfolio with a higher profile for the insurance companies’ financial advisors and their customers or otherwise identifying the Portfolio as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the insurance companies’ financial advisors (including through the insurance companies’ intranet websites) in order to promote the Portfolio, promotions in communications with current and prospective Variable Contract owners such as in the insurance companies’ internet websites or in customer newsletters, providing assistance in training and educating the insurance companies’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from company to company. These payments may be significant to the insurance companies.

A number of factors will be considered in determining the amount of these additional payments to insurance companies. The Distributor, PIMCO and their affiliates may make payments to one or more insurance companies based upon factors such as the amount of assets an insurance companies’ accounts have invested in the Portfolio and the quality of the insurance company’s relationship with the Distributor, PIMCO and their affiliates.

The additional payments described above are made from the Distributor’s or PIMCO’s (or their affiliates’) own assets (and sometimes, therefore referred to as “revenue sharing”) pursuant to agreements with insurance companies or other financial firms and do not change the price paid by an insurance company’s separate account for the purchase of the Portfolio’s shares or the amount the Portfolio will receive as proceeds from such sales. These payments may be made to insurance companies (as selected by the Distributor) that have invested significant amounts in shares of the Portfolio. The level of payments made to a financial firm in any future year will vary.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP5_033117

PIMCO Variable Insurance Trust

Supplement Dated March 31, 2017 to the PIMCO All Asset Portfolio Advisor Class Prospectus, PIMCO All Asset All Authority Portfolio Advisor Class Prospectus, PIMCO Balanced Allocation Portfolio Advisor Class Prospectus, PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class Prospectus, PIMCO Emerging Markets Bond Portfolio Advisor Class Prospectus, PIMCO Foreign Bond Portfolio (Unhedged) Advisor Class Prospectus, PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Prospectus, PIMCO Global Core Bond (Hedged) Portfolio Advisor Class Prospectus, PIMCO Global Bond Portfolio (Unhedged) Advisor Class Prospectus, PIMCO Global Diversified Allocation Portfolio Advisor Class Prospectus, PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class Prospectus, PIMCO High Yield Portfolio Advisor Class Prospectus, PIMCO Income Portfolio Advisor Class Prospectus, PIMCO Long-Term U.S. Government Portfolio Advisor Class Prospectus, PIMCO Low Duration Portfolio Advisor Class Prospectus, PIMCO Real Return Portfolio Advisor Class Prospectus, PIMCO Short-Term Portfolio Advisor Class Prospectus, PIMCO Total Return Portfolio Advisor Class Prospectus and PIMCO Unconstrained Bond Portfolio Advisor Class Prospectus, each dated April 29, 2016, each as supplemented from time to time (the “Prospectuses”)

Effective immediately, the following is added after the second paragraph in the “Advisor Class Shares—Additional Payments” section:

In addition, the Distributor, PIMCO and their affiliates may from time to time make payments and provide other incentives to insurance companies as compensation for services such as providing the Portfolio with a higher profile for the insurance companies’ financial advisors and their customers or otherwise identifying the Portfolio as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the insurance companies’ financial advisors (including through the insurance companies’ intranet websites) in order to promote the Portfolio, promotions in communications with current and prospective Variable Contract owners such as in the insurance companies’ internet websites or in customer newsletters, providing assistance in training and educating the insurance companies’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from company to company. These payments may be significant to the insurance companies.

A number of factors will be considered in determining the amount of these additional payments to insurance companies. The Distributor, PIMCO and their affiliates may make payments to one or more insurance companies based upon factors such as the amount of assets an insurance companies’ accounts have invested in the Portfolio and the quality of the insurance company’s relationship with the Distributor, PIMCO and their affiliates.

The additional payments described above are made from the Distributor’s or PIMCO’s (or their affiliates’) own assets (and sometimes, therefore referred to as “revenue sharing”) pursuant to agreements with insurance companies or other financial firms and do not change the price paid by an insurance company’s separate account for the purchase of the Portfolio’s shares or the amount the Portfolio will receive as proceeds from such sales. These payments may be made to insurance companies (as selected by the Distributor) that have invested significant amounts in shares of the Portfolio. The level of payments made to a financial firm in any future year will vary.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP6_033117

PIMCO Variable Insurance Trust

Supplement Dated March 31, 2017 to the PIMCO All Asset Portfolio Class M Prospectus, PIMCO CommodityRealReturn® Strategy Portfolio Class M Prospectus, PIMCO Emerging Markets Bond Portfolio Class M Prospectus, PIMCO Income Portfolio Class M Prospectus and PIMCO Unconstrained Bond Portfolio Class M Prospectus, each dated April 29, 2016, each as supplemented from time to time (the “Prospectuses”)

Effective immediately, the following is added after the second paragraph in the “Class M Shares—Additional Payments” section:

In addition, the Distributor, PIMCO and their affiliates may from time to time make payments and provide other incentives to insurance companies as compensation for services such as providing the Portfolio with a higher profile for the insurance companies’ financial advisors and their customers or otherwise identifying the Portfolio as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the insurance companies’ financial advisors (including through the insurance companies’ intranet websites) in order to promote the Portfolio, promotions in communications with current and prospective Variable Contract owners such as in the insurance companies’ internet websites or in customer newsletters, providing assistance in training and educating the insurance companies’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from company to company. These payments may be significant to the insurance companies.

A number of factors will be considered in determining the amount of these additional payments to insurance companies. The Distributor, PIMCO and their affiliates may make payments to one or more insurance companies based upon factors such as the amount of assets an insurance companies’ accounts have invested in the Portfolio and the quality of the insurance company’s relationship with the Distributor, PIMCO and their affiliates.

The additional payments described above are made from the Distributor’s or PIMCO’s (or their affiliates’) own assets (and sometimes, therefore referred to as “revenue sharing”) pursuant to agreements with insurance companies or other financial firms and do not change the price paid by an insurance company’s separate account for the purchase of the Portfolio’s shares or the amount the Portfolio will receive as proceeds from such sales. These payments may be made to insurance companies (as selected by the Distributor) that have invested significant amounts in shares of the Portfolio. The level of payments made to a financial firm in any future year will vary.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP7_033117

PIMCO Variable Insurance Trust

Supplement Dated March 31, 2017 to the Statement of Additional Information

dated April 29, 2016, as supplemented from time to time (the “SAI”)

Effective immediately, the following is added after the first paragraph in the “Distribution of Trust Shares—Additional Payments to Insurance Companies” section:

In addition, the Distributor, PIMCO and their affiliates may from time to time make payments and provide other incentives to insurance companies as compensation for services such as providing the Portfolios with a higher profile for the insurance companies’ financial advisors and their customers or otherwise identifying the Portfolios as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the insurance companies’ financial advisors (including through the insurance companies’ intranet websites) in order to promote the Portfolios, promotions in communications with current and prospective Variable Contract owners such as in the insurance companies’ internet websites or in customer newsletters, providing assistance in training and educating the insurance companies’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from company to company. These payments may be significant to the insurance companies.

A number of factors will be considered in determining the amount of these additional payments to insurance companies. The Distributor, PIMCO and their affiliates may make payments to one or more insurance companies based upon factors such as the amount of assets an insurance companies’ accounts have invested in the Portfolios and the quality of the insurance company’s relationship with the Distributor, PIMCO and their affiliates.

The additional payments described above are made from the Distributor’s or PIMCO’s (or their affiliates’) own assets (and sometimes, therefore referred to as “revenue sharing”) pursuant to agreements with insurance companies or other financial firms and do not change the price paid by an insurance company’s separate account for the purchase of a Portfolio’s shares or the amount a Portfolio will receive as proceeds from such sales. These payments may be made to insurance companies (as selected by the Distributor) that have invested significant amounts in shares of the Portfolios. The level of payments made to a financial firm in any future year will vary.

Investors Should Retain This Supplement For Future Reference

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